1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 81.2%
Automotive: Parts and Accessories  — 1.7%
6,000 Aptiv plc† ................................................. $ 612,540
Building and Construction  — 2.8%
7,500 Herc Holdings Inc. .................................... 1,026,375
Computer Software and Services  — 2.1%
6,500 Alphabet Inc., Cl. C† ................................. 786,305
Energy and Utilities  — 22.9%
163,819 Energy Transfer LP ................................... 2,080,501
97,401 Enterprise Products Partners LP ............... 2,566,516
96,000 Kinder Morgan Inc. ................................... 1,653,120
17,500 New Fortress Energy Inc. .......................... 468,650
29,329 NextEra Energy Partners LP ...................... 1,719,853
8,488,640
Financial Services  — 11.6%
29,500 Apollo Global Management Inc. ................ 2,265,895
12,500 Morgan Stanley ........................................ 1,067,500
87,000 New York Community Bancorp Inc. ........... 977,880
4,311,275
Food and Beverage  — 5.6%
50,000 Maple Leaf Foods Inc. .............................. 976,788
9,500 Mondelēz International Inc., Cl. A .............. 692,930
4,500 Post Holdings Inc.† .................................. 389,925
2,059,643
Health Care  — 4.5%
6,000 AbbVie Inc. .............................................. 808,380
27,000 Option Care Health Inc.† ........................... 877,230
1,685,610
Metals and Mining  — 1.6%
13,500 Newmont Corp. ........................................ 575,910
Real Estate Investment Trusts  — 21.9%
153,500 Blackstone Mortgage Trust Inc., Cl. A ........ 3,194,335
92,837 Medical Properties Trust Inc. .................... 859,671
7,250 Simon Property Group Inc. ....................... 837,230
103,000 VICI Properties Inc. .................................. 3,237,290
8,128,526
Telecommunications  — 6.5%
117,500 AT&T Inc. ................................................. 1,874,125
4,000 GCI Liberty Inc., Escrow† ......................... 0
4,000 T-Mobile US Inc.† ..................................... 555,600
2,429,725
TOTAL COMMON STOCKS .................. 30,104,549
Shares
Market
Value
PREFERRED STOCKS  — 15.6%
Diversified Industrial  — 3.8%
14,274 Babcock & Wilcox Enterprises Inc.,
8.125%, 02/28/26 ................................. $ 346,859
45,004 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. 1,048,593
1,395,452
Energy and Utilities  — 1.6%
24,000 Energy Transfer LP, Ser. D, 7.625% ........... 606,240
Financial Services  — 3.3%
5,398 Argo Blockchain plc, Ser. A, 8.750%,
11/30/26 ............................................... 38,002
39,091 FTAI Aviation Ltd., Ser. A, 8.250% ............. 910,820
57,500 Greenidge Generation Holdings Inc.,
8.500%, 10/31/26 ................................. 287,500
1,236,322
Retail  — 6.9%
68,268 Qurate Retail Inc., 8.000%, 03/15/31 ........ 2,561,415
TOTAL PREFERRED STOCKS ............... 5,799,429
MANDATORY CONVERTIBLE SECURITIES(a)  — 1.4%
Entertainment  — 1.4%
23,711 Paramount Global, Ser. A,
5.750%, 04/01/24 ................................. 537,291
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.8%
$ 660,000 U.S. Treasury Bills,
5.061% to 5.226%††,
08/10/23 to 09/21/23 ............................ 654,205
TOTAL INVESTMENTS — 100.0%
(Cost $27,755,413) ............................... $ 37,095,474
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.